Summary of Significant Accounting Policies - Schedule of Segment Reporting Information (Details)	6 Months Ended							12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Segment Reporting Information [Line Items]
Total revenue	$ 6,654,671	$ 5,216,078	$ 6,654,671	$ 5,216,078		$ 4,470,089
Total cost of revenue	(4,563,601)	(3,577,050)	(4,563,601)	(3,577,050)		(2,799,940)
Gross profit	2,091,070	1,639,028	2,091,070	1,639,028		1,670,149
Operating expenses	(4,030,066)	(3,000,979)	(4,030,066)	(3,000,979)		(4,398,845)
Interest income	2,218	1,739	2,218	1,739		136,679
Interest expense	(27,936)	(21,897)	(27,936)	(21,897)		(14,904)
Government grants	(493,125)	(388,840)
Foreign exchange gain	84,393	66,149
Other income, net	6,603	5,176
Loss before income tax expenses	(2,366,843)	(1,699,624)	(2,366,843)	(1,699,624)	$ (4,362,274)	(2,279,385)	$ (5,516,224)
Segment loss	(2,366,843)	(1,699,624)	(2,366,843)	$ (1,699,624)		$ (2,279,385)		$ (4,362,274)
Total assets	12,295,326		12,295,326		10,795,222			10,795,222	$ 9,637,345	$ 9,637,345
Total liabilities	4,262,164		$ 4,262,164		$ 4,495,883			$ 4,495,883	3,340,777	$ 3,340,777
Net assets	8,033,162								$ 6,296,568
Brokerage Emerging And Another Related Service [Member]
Segment Reporting Information [Line Items]
Total revenue	3,959,646
Total cost of revenue	(2,691,434)
Gross profit	1,268,212
Operating expenses	(2,943,143)
Interest income	2,218
Interest expense	(27,935)
Government grants	(493,027)
Foreign exchange gain	19,944
Other income, net	3,089
Loss before income tax expenses	(2,170,642)
Segment loss	(2,170,642)
Total assets	11,353,460
Total liabilities	2,784,486
Net assets	8,568,974
Estate Management Services And Other Related Services [Member]
Segment Reporting Information [Line Items]
Total revenue	2,695,025
Total cost of revenue	(1,872,167)
Gross profit	822,858
Operating expenses	(1,086,923)
Interest income
Interest expense	(1)
Government grants	(98)
Foreign exchange gain	64,449
Other income, net	3,514
Loss before income tax expenses	(196,201)
Segment loss	(196,201)
Total assets	941,866
Total liabilities	1,477,678
Net assets	(535,812)
External [Member]
Segment Reporting Information [Line Items]
Total revenue	6,654,671	5,216,078
External [Member] | Brokerage Emerging And Another Related Service [Member]
Segment Reporting Information [Line Items]
Total revenue	3,959,646
External [Member] | Estate Management Services And Other Related Services [Member]
Segment Reporting Information [Line Items]
Total revenue	2,695,025
Related Parties [Member]
Segment Reporting Information [Line Items]
Total revenue
Related Parties [Member] | Brokerage Emerging And Another Related Service [Member]
Segment Reporting Information [Line Items]
Total revenue
Related Parties [Member] | Estate Management Services And Other Related Services [Member]
Segment Reporting Information [Line Items]
Total revenue